Cover	12 Months Ended
Feb. 28, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post Effective S-1/Amendment Number 2 updates the registration statement on Form S-1 of Artificial Intelligence Technology Solutions, Inc. (the “Company”), originally filed with the Securities and Exchange Commission on May 9, 2024. The initial filing was for an Equity Financing Agreement dated March 22, 2023, with GHS Investments, LLC (“GHS”), which allowed for the potential sale of up to 2.5 billion shares of our common stock. That agreement expired on March 22, 2025. On May 27, 2025, the Company entered into a new two-year Equity Financing Agreement with GHS, which supersedes the prior agreement. This new agreement has the same terms as the previous one, with the only change being the new expiration date of May 27, 2027. The original May 9, 2024 filing registered 2.5 billion shares and from this, 1,359,619,760 shares have been issued with 1,140,380,240 remaining. This Post Effective S-1/Amendment Number 2 is to register the remaining 1,140,380,240 shares. This Post-Effective S-1/Amendment Number 2 incorporates updated disclosures, including audited financial statements, business information, and other required details.
Entity Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Entity Central Index Key	0001498148
Entity Tax Identification Number	27-2343603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Contact Personnel Name	Steven Reinharz